WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF WARRANT ACTIVITY

The following tables summarize all warrants outstanding as of December 31, 2024 and 2023, and the related changes during the period. Exercise price is the weighted average for the respective warrants at end of period.

	Number of Warrants	Wtd. Average Exercise Price

Balance at December 31, 2022	15,958,126	1.81
Warrants issued in Public Offering	9,260,554	0.93
Warrants issued for services	1,000,000	2.69
Warrants exercised in connection with Convertible notes	(1,200,000)	(0.93)
Warrants exercised in connection with PIPE	(10,266,845)	(0.93)
Balance at December 31, 2023	14,751,835	$2.00
Warrants cancelled in the Bigger Settlement	(1,656,050)	(1.40)
Warrants issued in the Bigger Settlement	5,332,889	0.43
Warrants issued in a private placement	3,370,787	0.89
Warrant conversions	(2,996,127)	(1.32)
Balance at December 31, 2024	18,803,334	$1.52

Warrants Exercisable at December 31, 2024	18,803,334	$1.52

Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FAIR VALUE OF WARRANTS
Risk-free interest rate	3.99%
Expected life in years at date of issuance	2-5 years
Expected volatility	75.34%

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the activity for warrants for the fiscal years presented:

	Total Warrants
	Total Warrants Outstanding	Weighted Average Exercise Price ($)
Balance, December 31, 2023	14,805,080	$1.44
Issued	-	$-
Exercised	(1,451,098)	$1.23
Expired	(2,399,675)	$1.50
Balance, December 31, 2024	10,954,307	$1.48